Interest Revenue and Expenses	12 Months Ended
Dec. 31, 2020
Disclosure of interest income (expense) [text block] [Abstract]
Interest Revenue and Expenses
29.	Interest Revenue and Expenses:

(a)	As of each year-end below, interest revenue is detailed as follows:

	2018	2019	2020
	MCh$	MCh$	MCh$
Commercial loans	851,328	910,229	826,440
Consumer loans	613,293	638,198	533,267
Residential mortgage loans	502,832	532,009	520,271
Financial investments	52,909	45,294	36,748
Repurchase agreements	2,767	2,480	1,406
Loans and advances to banks	24,138	27,457	10,797
Gain (loss) from accounting hedges	(58,560)	(59,874)	(62,826)
Other interest revenue	11,910	17,755	10,692
Total	2,000,617	2,113,548	1,876,795

The amount of interest recognized on a received basis for impaired portfolio in 2020 amounts to Ch$3,811 million (Ch$4,415 million as of December 31, 2019).

(b)	As of each year-end below, interest expenses are detailed as follows:

	2018	2019	2020
	MCh$	MCh$	MCh$
Savings accounts and time deposits	301,251	313,142	142,623
Debt issued	352,351	386,015	403,989
Other financial obligations	1,482	918	413
Repurchase agreements	8,901	7,048	1,853
Borrowings from financial institutions	29,275	43,570	27,830
(Gain) loss from accounting hedges	(23,694)	(25,888)	(32,040)
Demand deposits	9,380	14,408	11,559
Lease liabilities	—	2,574	2,532
Other interest expenses	694	483	1,248
Total	679,640	742,270	560,007

(c)	As of each year-end below, loss from accounting hedge is the following:

	2018	2019	2020
	MCh$	MCh$	MCh$
Cash Flow hedge	(33,031)	(28,690)	(22,293)
Fair value hedge	(1,835)	(5,296)	(8,493)
Total	(34,866)	(33,986)	(30,786)